Note 3 - Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3	Equipment

	2016			2015
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$46	$38	$8	$57	$46	$11
Computer equipment	208	177	31	277	232	45
Field equipment	124	99	25	182	134	48
Buildings	41	37	4	40	35	5
	$419	$351	$68	$556	$447	$109